INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	€ 5,015,000	€ 4,753,000
Intangible assets	51,407,000	50,381,000
Right of use assets	3,059,000	3,496,000
Deferred tax asset	76,000	76,000
Other long-term receivables	1,799,000	1,617,000
Total non-current assets	61,356,000	60,323,000
Current assets
Inventory	5,332,000	4,716,000
Trade receivables	1,330,000	3,382,000
Contract assets	1,508,000
Other receivables	3,014,000	2,774,000
Other current assets	944,000	1,656,000
Financial assets	20,257,000	51,369,000
Cash and cash equivalents	22,729,000	34,186,000
Total current assets	55,114,000	98,083,000
Total assets	116,470,000	158,406,000
Share capital and reserves
Share capital	6,431,000	6,430,000
Share premium	314,388,000	314,345,000
Share based payment reserve	11,645,000	9,300,000
Other comprehensive income	1,144,000	914,000
Retained loss	(260,211,000)	(217,735,000)
Total equity attributable to shareholders	73,397,000	113,254,000
Non-current liabilities
Financial debt	18,928,000	18,725,000
Lease liability	2,157,000	2,562,000
Provisions	404,000	1,000,000
Deferred tax liability	34,000	19,000
Contract liability	225,000	472,000
Other liability	379,000	845,000
Total non-current liabilities	22,127,000	23,623,000
Current liabilities
Financial debt	246,000	248,000
Lease liability	1,071,000	1,118,000
Trade payables	9,408,000	9,505,000
Current tax liability	3,990,000	4,317,000
Contract liability	460,000	117,000
Other liability	5,771,000	6,224,000
Total current liabilities	20,946,000	21,529,000
Total liabilities	43,073,000	45,152,000
Total equity and liabilities	€ 116,470,000	€ 158,406,000